Schedule of dividends proposed (Details) - BRL (R$) R$ in Millions			12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income for the year			R$ 802	R$ 2,179	R$ 790
Legal reserve			(40)	(109)	(39)
Governmental subsidy reserve	R$ 9	R$ 58	(438)	(9)
Calculation basis of dividends			324	2,061	751
Mandatory minimum dividends – 25%			81	515	188
Payment of interim dividends as interest on own capital, net of withholding taxes					(32)
Dividends payable			R$ 81	R$ 515	R$ 156